Note 10 - Fair value measurement	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]
10 Fair value measurement

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC  820-10  describes  three  main  approaches  to  measuring  the  fair  value  of  assets  and  liabilities:  (1) market  approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured at fair value on a recurring basis

In accordance with ASC 820-10, the Group measures cash equivalents, short-term investments, including fixed-rate investments and held for trading investments, non-current assets held for sale, as well as contingent consideration payable in connection with the Letang acquisition at fair value. Cash equivalents and investments are valued using quoted market prices. The fair value of the Group’s fixed-rate investments are determined based on a discounted cash flow model with market interest rates as discount curve and fair value of leasehold property held for sale is based on independent valuer report. The fair value of the Group’s contingent consideration payable in connection with Letang acquisition is determined using the income approach through application of the discounted cash flow method.  As the effective interest rate of the bank loans and term loans approximate the prevailing market interest rate, the book value of the bank loans approximate the fair value of the loans at balance sheet date.

Asset and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value at December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2011
	$	$	$	$
Cash	24,775,703	–	–	24,775,703
Cash equivalents:
Time deposits	16,144,685	–	–	16,144,685
Money market fund	1,430	–	–	1,430
Short-term investments:
Time deposits	–	18,150,007	–	18,150,007
Available-for-sale investments	38,434,951	–	–	38,434,951
Non-current assets held for sale:
Leasehold property held for sale	–	814,878	–	814,878
Short-term loans:
Bank Overdrafts	–	1,876,430	–	1,876,430
Revolving term loans	–	2,389,790	–	2,389,790
Term loan facility		514,961		514,961
Long-term loan:
Term loan facility	–	511,878	–	511,878
	79,356,769	24,257,944	–	103,614,713

	Fair value at December 31, 2012
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2012
	$	$	$	$
Cash	19,074,190	–	–	19,074,190
Cash equivalents:
Time deposits	15,967,482	–	–	15,967,482
Money market fund	–	–	–	–
Short-term investments:
Time deposits	–	21,738,225	–	21,738,225
Held for trading investments	68,580,354	–	–	68,580,354
Non-current assets held for sale:
Leasehold property held for sale	–	–	–	–
Short-term loans:
Bank Overdrafts	–	480,916	–	480,916
Revolving term loans	–	4,580,403	–	4,580,403
Term loan facility	–	543,105	–	543,105
Loan from related party	–	518,500	–	518,500
	103,622,026	27,861,149	–	131,483,175

Assets and liabilities measured at fair value on a nonrecurring basis

The Group measures certain financial assets at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Group’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired. For the years ended December 31, 2010, 2011 and 2012, the Group recognized impairment loss on goodwill of nil, nil and $9.9 million based on the fair value measurement (Level 3) on a non-recurring basis. The fair value was determined using a discounted cash flow model under the income approach based on future revenues and operating costs, using internal projections.